Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Joint Venture
Schedule of statement of financial position and income statement of the JV

Dec 31, 2023	in SAR k	in EUR k

Non‑current assets	40,000	9,946
Current assets	60,000	14,919
Cash and Cash equivalents	60,000	14,919
	100,000	24,865

Equity	93,818	23,328
Non‑current liabilities	—	—
Current liabilities	6,182	1,537
	100,000	24,865

Dec 31, 2023	in SAR k	in EUR k

Operating loss	(6,000)	(1,465)
Loss before tax	(6,000)	(1,465)
Loss for the year	(6,182)	(1,509)
Total comprehensive loss for the year	(6,182)	(1,509)

Schedule of investments accounted for by the Equity method and the share of (loss)/income of these investments

	% Holding	Investments accounted for by the equity method	Share of (loss) income of investments accounted for by the Equity method
in EUR k		Dec 31, 2023	2023

Investment in Joint Venture	20%	2,784	(302)

Total		2,784	(302)

Schedule of the movement in investments accounted for by the equity method

in EUR k	2023
As of January 1	—
Additions	4,973
Disposals	—
Translation differences and other comprehensive income (loss)	—
Loss	(302)
Dividends	—
Transfers and others	(1,887)
As of December 31	2,784